Goodwill (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Nine Months Ended	Year Ended
	September 30, 2021	December 31, 2020
	(in thousands)
Opening balance	$936,257	$883,170
Current period acquisitions (Note 7)	8,013,878	27,191
Prior period acquisitions	—	123
Foreign exchange movement	(14,923)	25,773

Closing balance	$8,935,212	$936,257